Property, plant and equipment - Narrative (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Additions	SFr 46.5	SFr 25.5
Non-cash additions of property, plant and equipment	4.6	0.0
Other
Disclosure of detailed information about property, plant and equipment [line items]
Additions	1.7	SFr 8.6
Other, fixed assets not yet in use	SFr 7.8		SFr 7.9